UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21370

                  Oppenheimer International Large-Cap Core Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

            Date of reporting period: May 1, 2004 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United Kingdom                                                             25.4%
--------------------------------------------------------------------------------
Japan                                                                      20.2
--------------------------------------------------------------------------------
France                                                                     10.1
--------------------------------------------------------------------------------
Switzerland                                                                 8.4
--------------------------------------------------------------------------------
Germany                                                                     7.4
--------------------------------------------------------------------------------
Italy                                                                       5.8
--------------------------------------------------------------------------------
Spain                                                                       5.8
--------------------------------------------------------------------------------
The Netherlands                                                             5.0
--------------------------------------------------------------------------------
Australia                                                                   4.6
--------------------------------------------------------------------------------
Sweden                                                                      1.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Total SA, B Shares                                                          2.9%
--------------------------------------------------------------------------------
Vodafone Group plc                                                          2.9
--------------------------------------------------------------------------------
BP plc                                                                      2.9
--------------------------------------------------------------------------------
ENI SpA                                                                     2.6
--------------------------------------------------------------------------------
Barclays plc                                                                2.4
--------------------------------------------------------------------------------
Telefonica SA                                                               2.4
--------------------------------------------------------------------------------
Toyota Motor Corp.                                                          2.4
--------------------------------------------------------------------------------
UBS AG                                                                      2.3
--------------------------------------------------------------------------------
ING Groep NV                                                                1.9
--------------------------------------------------------------------------------
Nestle SA                                                                   1.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

     Europe                                       47.1%

     Asia                                         27.3

     United Kingdom                               25.4

     United States/Canada                          0.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                6 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00
- 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       BEGINNING     ENDING
                       ACCOUNT       ACCOUNT           EXPENSES PAID
                       VALUE         VALUE             DURING 6 MONTHS
                       (5/1/04)      (10/31/04)        ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual         $1,000.00     $1,057.30           $7.94
--------------------------------------------------------------------------------
Class A Hypothetical    1,000.00      1,017.44            7.79

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS              EXPENSE RATIO
--------------------------------
Class A               1.53%

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                7 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Denso Corp.                                               1,200         $ 28,800
--------------------------------------------------------------------------------
AUTOMOBILES--2.4%
Toyota Motor Corp.                                        3,900          152,190
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Compass Group plc                                         2,870           11,867
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.0%
Daito Trust Construction Co. Ltd.                           900           38,097
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips
Electronics NV                                            3,620           85,900
--------------------------------------------------------------------------------
Pioneer Corp.                                             1,100           19,945
--------------------------------------------------------------------------------
Sony Corp.                                                1,500           52,298
--------------------------------------------------------------------------------
Thomson SA                                                2,580           58,548
                                                                        --------
                                                                         254,788

--------------------------------------------------------------------------------
MEDIA--2.6%
British Sky Broadcasting Group plc                        3,510           32,799
--------------------------------------------------------------------------------
Elsevier NV                                               2,160           28,460
--------------------------------------------------------------------------------
News Corp. Ltd. (The)                                     6,420           51,757
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                             5,652           15,973
--------------------------------------------------------------------------------
Vivendi Universal SA 1                                    1,450           39,712
                                                                        --------
                                                                         168,701

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Kingfisher plc                                            6,000           33,326
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Adidas-Salomon AG                                           150           21,011
--------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                           610           41,903
--------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                160           21,508
                                                                        --------
                                                                          84,422

--------------------------------------------------------------------------------
CONSUMER STAPLES--10.0%
--------------------------------------------------------------------------------
BEVERAGES--2.7%
Asahi Breweries Ltd.                                      2,000           20,636
--------------------------------------------------------------------------------
Diageo plc                                                7,000           93,711
--------------------------------------------------------------------------------
Foster's Group Ltd.                                       4,380           16,557
--------------------------------------------------------------------------------
INBEV                                                     1,100           39,188
                                                                        --------
                                                                         170,092

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.9%
Carrefour SA                                              1,260           55,333
--------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                       1,000           35,905
--------------------------------------------------------------------------------
Tesco plc                                                18,000           94,933
                                                                        --------
                                                                         186,171

--------------------------------------------------------------------------------
FOOD PRODUCTS--3.7%
Cadbury Schweppes plc                                     6,000           49,892
--------------------------------------------------------------------------------
Nestle SA                                                   510          120,986
--------------------------------------------------------------------------------
Nissin Food Products Co. Ltd.                             1,200           29,310
--------------------------------------------------------------------------------
Unilever NV                                                 660           38,499
                                                                        --------
                                                                         238,687

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                                 2,000           46,204
--------------------------------------------------------------------------------
ENERGY--8.9%
--------------------------------------------------------------------------------
OIL & GAS--8.9%
BP plc                                                   19,000          184,179
--------------------------------------------------------------------------------
ENI SpA                                                   7,280          165,764
--------------------------------------------------------------------------------
Repsol YPF SA                                             1,470           31,948
--------------------------------------------------------------------------------
Total SA, B Shares                                          900          187,659
                                                                        --------
                                                                         569,550

--------------------------------------------------------------------------------
FINANCIALS--25.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
Deutsche Bank AG                                            830           63,492
--------------------------------------------------------------------------------
UBS AG                                                    2,060          148,893
                                                                        --------
                                                                         212,385

--------------------------------------------------------------------------------
COMMERCIAL BANKS--15.1%
Banco Bilbao Vizcaya Argentaria SA                        6,770          106,520
--------------------------------------------------------------------------------
Bank of Ireland                                           3,220           44,279
--------------------------------------------------------------------------------
Barclays plc                                             16,000          156,421
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                   2,500           23,451
--------------------------------------------------------------------------------
HBOS plc                                                  5,480           73,463
--------------------------------------------------------------------------------
HSBC Holdings plc                                         6,000           96,973
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                      7,290           57,739
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                        9           76,534
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                    3,900          115,028
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                     820           76,258
--------------------------------------------------------------------------------
UniCredito Italiano SpA                                  13,680           73,673
--------------------------------------------------------------------------------
Westpac Banking Corp. Ltd.                                4,840           68,402
                                                                        --------
                                                                         968,741

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.8%
Credit Saison Co. Ltd.                                    1,400           44,843
--------------------------------------------------------------------------------
Deutsche Boerse AG                                          490           24,514
--------------------------------------------------------------------------------
ING Groep NV                                              4,660          123,692
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                4,000           49,133
                                                                        --------
                                                                         242,182

--------------------------------------------------------------------------------
INSURANCE--2.2%
Allianz AG                                                  510           54,442
--------------------------------------------------------------------------------
Aviva plc                                                 3,190           31,948
--------------------------------------------------------------------------------
Axa SA                                                    2,370           51,145
                                                                        --------
                                                                         137,535


               8 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE--0.9%
Mitsui Fudosan Co. Ltd.                                    3,000        $ 31,889
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                               2,660          24,606
                                                                        --------
                                                                          56,495

--------------------------------------------------------------------------------
HEALTH CARE--9.4%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Smith & Nephew plc                                         4,000          33,997
--------------------------------------------------------------------------------
PHARMACEUTICALS--8.9%
Eisai Co. Ltd.                                             1,700          48,991
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                        4,000          84,311
--------------------------------------------------------------------------------
Novartis AG                                                2,130         101,862
--------------------------------------------------------------------------------
Roche Holdings AG                                            970          99,437
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                       1,241          90,963
--------------------------------------------------------------------------------
Schering AG                                                  620          39,893
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                             2,100         101,592
                                                                        --------
                                                                         567,049

--------------------------------------------------------------------------------
INDUSTRIALS--8.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
BAE Systems plc                                            8,560          37,477
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
TPG NV                                                     1,360          32,950
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Brambles Industries Ltd.                                   8,510          45,164
--------------------------------------------------------------------------------
DAI Nippon Printing Co. Ltd.                               2,000          27,420
--------------------------------------------------------------------------------
Hays plc                                                  15,000          35,490
                                                                        --------
                                                                         108,074

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
ACS, Actividades De Construccion
y Servicios SA                                             1,788          34,743
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Matsushita Electric Works Ltd.                             4,000          33,033
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.9%
Hutchison Whampoa Ltd.                                     5,810          44,600
--------------------------------------------------------------------------------
Siemens AG                                                 1,510         112,998
--------------------------------------------------------------------------------
Smiths Group plc                                           2,000          27,399
                                                                        --------
                                                                         184,997

--------------------------------------------------------------------------------
MACHINERY--0.6%
Atlas Copco AB, A Shares                                     860          35,686
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Mitsui & Co. Ltd.                                          6,000          50,513
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.5%
BAA plc                                                    3,000          31,617

INFORMATION TECHNOLOGY--4.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Nokia Oyj                                                  4,110          63,563
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares 1                                                24,560          71,531
                                                                        --------
                                                                         135,094

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Keyence Corp.                                                200          45,127
--------------------------------------------------------------------------------
TDK Corp.                                                    400          27,817
                                                                        --------
                                                                          72,944

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.6%
Canon, Inc.                                                2,000          98,833
--------------------------------------------------------------------------------
MATERIALS--6.0%
--------------------------------------------------------------------------------
CHEMICALS--1.9%
BASF AG                                                      900          56,470
--------------------------------------------------------------------------------
BOC Group plc                                              2,000          32,232
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                       900          34,270
                                                                        --------
                                                                         122,972

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.6%
CRH plc                                                    1,470          35,164
--------------------------------------------------------------------------------
Hanson plc                                                 5,000          36,937
--------------------------------------------------------------------------------
Holcim Ltd.                                                  570          30,553
                                                                        --------
                                                                         102,654

--------------------------------------------------------------------------------
METALS & MINING--2.5%
Broken Hill Proprietary Co. Ltd.                          10,120         104,918
--------------------------------------------------------------------------------
JFE Holdings, Inc.                                         2,100          56,451
                                                                        --------
                                                                         161,369

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.2%
France Telecom SA                                            960          27,557
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                          4,830          19,080
--------------------------------------------------------------------------------
Telecom Italia SpA                                        19,890          66,407
--------------------------------------------------------------------------------
Telefonica SA                                              9,250         153,114
                                                                        --------
                                                                         266,158

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.7%
KDDI Corp.                                                    11          53,007
--------------------------------------------------------------------------------
Vodafone Group plc                                        72,850         186,753
                                                                        --------
                                                                         239,760


               9 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
UTILITIES--4.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
CLP Holdings Ltd.                                        5,000       $   28,715
--------------------------------------------------------------------------------
E.ON AG                                                  1,040           85,144
--------------------------------------------------------------------------------
Enel SpA                                                 5,760           52,240
--------------------------------------------------------------------------------
ScottishPower plc                                        5,000           40,405
                                                                     -----------
                                                                        206,504

--------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Tokyo Gas Co. Ltd.                                      13,000           48,519
--------------------------------------------------------------------------------
WATER UTILITIES--0.5%
Sociedad General de Aguas de
Barcelona SA, Cl. A                                      1,770           31,404
                                                                     -----------
Total Common Stocks (Cost $5,135,070)                                 6,198,483

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
--------------------------------------------------------------------------------
Undivided interest of 0.002% in joint repurchase
agreement (Principal Amount/Value $595,058,000,
with a maturity value of $595,147,755) with UBS
Warburg LLC, 1.81%, dated 10/29/04, to be
repurchased at $13,002 on 11/1/04, collateralized
by Federal National Mortgage Assn., 5.50%,
1/1/34--4/1/34, with a value of
$607,720,116 (Cost $13,000)                            $13,000           13,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,148,070)                                         97.1%       6,211,483
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                            2.9          188,207
                                                       -------------------------
NET ASSETS                                               100.0%      $6,399,690
                                                       =========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE         PERCENT
--------------------------------------------------------------------------------
United Kingdom                                        $1,578,897           25.4%
Japan                                                  1,251,357           20.2
France                                                   629,078           10.1
Switzerland                                              523,239            8.4
Germany                                                  457,964            7.4
Italy                                                    358,084            5.8
Spain                                                    357,729            5.8
The Netherlands                                          309,501            5.0
Australia                                                286,798            4.6
Sweden                                                   107,217            1.7
Hong Kong                                                 97,921            1.6
Ireland                                                   79,443            1.3
Finland                                                   63,563            1.0
Singapore                                                 39,424            0.6
Belgium                                                   39,188            0.6
New Zealand                                               19,080            0.3
United States                                             13,000            0.2
                                                      --------------------------
Total                                                 $6,211,483          100.0%
                                                      ==========================


               10 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2004
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,148,070)--see accompanying statement of investments                   $6,211,483
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                    200,247
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                   15,278
Other                                                                                                        75
                                                                                                     -----------
Total assets                                                                                          6,427,083

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Legal, auditing and other professional fees                                                              17,829
Shareholder communications                                                                                8,827
Trustees' compensation                                                                                      410
Transfer and shareholder servicing agent fees                                                                 8
Other                                                                                                       319
                                                                                                     -----------
Total liabilities                                                                                        27,393

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           $6,399,690
                                                                                                     ===========

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                           $      511
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                            5,105,235
----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                        51,586
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                          178,254
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                     1,064,104
                                                                                                     -----------
NET ASSETS                                                                                           $6,399,690
                                                                                                     ===========

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,399,690
and 510,509 shares of beneficial interest outstanding)                                                   $12.54
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)          $13.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               11 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2004
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $10,068)                      $  72,773
---------------------------------------------------------------------------------------
Interest                                                                         1,350
                                                                             ----------
Total investment income                                                         74,123

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                                 26,124
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class A                              47
---------------------------------------------------------------------------------------
Shareholder communications--Class A                                              3,261
---------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                     12,070
---------------------------------------------------------------------------------------
Trustees' compensation                                                           3,910
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                      1,335
---------------------------------------------------------------------------------------
Other                                                                            1,396
                                                                             ----------
Total expenses                                                                  48,143
Less reduction to custodian expenses                                               (19)
Less payments and waivers of expenses                                           (1,191)
                                                                             ----------
Net expenses                                                                    46,933

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           27,190

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                     69,980
Foreign currency transactions                                                   28,744
                                                                             ----------
Net realized gain                                                               98,724
---------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                    (35,081)
Translation of assets and liabilities denominated in foreign currencies        254,796
                                                                             ----------
Net change in unrealized appreciation                                          219,715

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 345,629
                                                                             ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              12 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      SIX MONTHS           PERIOD
                                                                                                           ENDED            ENDED
                                                                                                OCTOBER 31, 2004        APRIL 30,
                                                                                                     (UNAUDITED)           2004 1
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 $   27,190      $    19,910
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                         98,724          127,378
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                    219,715          844,389
                                                                                                      -----------------------------
Net increase in net assets resulting from operations                                                     345,629          991,677

-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income--Class A                                                                 --          (43,381)

-----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions--Class A                           --        5,005,765

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                           345,629        5,954,061
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                    6,054,061          100,000 2
                                                                                                      -----------------------------
End of period (including accumulated net investment income of $51,586 and $24,396,
respectively)                                                                                         $6,399,690      $ 6,054,061
                                                                                                      =============================

1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

2. Reflects the value of the Manager's initial seed money investment on July 16, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               13 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS       PERIOD
                                                                              ENDED        ENDED
                                                                      OCT. 31, 2004    APRIL 30,
CLASS A                                                                 (UNAUDITED)       2004 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $11.86       $10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                           .05          .04
Net realized and unrealized gain                                                .63         1.91
                                                                             --------------------
Total from investment operations                                                .68         1.95
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                             --         (.09)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $12.54       $11.86
                                                                             ====================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                             5.73%       19.50%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $6,400       $6,054
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $6,115       $5,824
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                          0.88%        0.48%
Total expenses                                                                 1.57%        2.26%
Expenses after payments and waivers and reduction to custodian expenses        1.53%        1.70%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           9%          15%

1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


               14 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Large-Cap Core Fund (the Fund), a series of Oppenheimer International Large-Cap Core Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Sub-Advisor is OFI Institutional Asset Management, Inc., a wholly owned subsidiary of the Manager.

      The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of October 31, 2004, 510,000 shares of Class A were owned by the Manager and its affiliates, which represents 99.90% of the Fund's total shares outstanding. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities


               15 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of October 31, 2004, and the period ended April 30, 2004, the Fund had no capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings..

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED OCTOBER 31, 2004   PERIOD ENDED APRIL 30, 2004 1,2
                                                            SHARES       AMOUNT            SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                            --          $--           500,506      $5,005,729
Dividends and/or distributions reinvested                       --           --                 3              36
Redeemed                                                        --           --                --              --
                                                                -------------------------------------------------
Net increase                                                    --          $--           500,509      $5,005,765
                                                                =================================================

1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

2. The Fund sold 10,000 shares to the Manager upon seeding of the Fund on July 16, 2003.


               16 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2004, were $525,562 and $506,071, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million and 0.70% of average annual net assets in excess of $1 billion. Under the sub-advisory agreement, the Manager pays the Sub-Advisor an annual fee that is calculated as a percentage of the fee the Fund pays the Manager. The Manager shall pay the Sub-Advisor a monthly fee equal to 30% of the investment advisory fee collected by the Manager from the Fund during that period.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and share- holder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2004, the Fund paid $47 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses such that the "Total Annual Operating Expenses" will not exceed 1.70%. The voluntary waiver and/or expense reimbursement described above may be amended or withdrawn at any time. For the six months ended October 31, 2004, management fees in the amount of $1,191 were voluntarily waived by the Manager.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of October 31, 2004, the Fund had no outstanding foreign currency contracts.


               17 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


               18 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)